BETTER 10K - OTHER LIABILITIES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2022	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2023	Sep. 30, 2023	Aug. 01, 2022	Dec. 31, 2021
Other Liabilities [Line Items]
Advance included in deferred revenue							$ 50.0
Repayment/revenue recognized		$ 15.0	$ 20.0
Repayment of deferred revenue	$ 12.9
Deferred revenue	$ 30.0		$ 30.0		$ 12.9	$ 50.0
Forecast
Other Liabilities [Line Items]
Repayment/revenue recognized				$ 15.0